CECL (Details 5) - Debt securities issued by foreign governments SFr in Millions	12 Months Ended
Dec. 31, 2022 CHF (SFr)
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Purchases	SFr 971
Bank
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Purchases	SFr 971